OTHER INTANGIBLE ASSETS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
OTHER INTANGIBLE ASSETS [Abstract]
Costs Incurred, Development Costs	$ 1,487
Amortization of Intangible Assets	$ 448